INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

United States of America

In 2020, the Company incorporated a subsidiary in the United States. The applicate income tax rate for this company is approximately 30%. At December 31, 2019, neither the Company nor any of its subsidiaries were incorporated in the United States and no operations are currently undertaken in the United States, therefore the Company is not is subject to a US federal corporate income tax rate.

United Kingdom

The Company is incorporated in the United Kingdom (UK). It also has one active subsidiary engaged in research and development activity and two dormant subsidiaries incorporated in the UK. The applicable UK statutory income tax rate for these companies is 19%.

Other Jurisdictions

The company also has an Irish subsidiary engaged in research and development activity, a Spanish subsidiary engaged in the production of live biotherapeutics and a subsidiary in the US operating as a service company. The applicable Irish and Spanish income tax rates for these companies in 12.5% and 25% respectively.

The average standard rate for activities undertaken in all jurisdictions was 19.0% for the years ended December 31, 2020 and 2019.

For the years ended December 31, 2020 and 2019 loss before income tax benefit is as follows:

	December 31,
	2020	2019	2018
Loss before income taxes arising in UK	$29,938	$27,751	$30,364
Loss before income taxes arising in Ireland	918	1,539	1,693
(Profit)/loss before income taxes arising in Spain	(340)	1,043	544
(Profit) before income taxes arising in United States	(8)	-	-
Total loss before income tax	$30,508	$30,333	$32,601

The provision for income taxes includes income taxes currently payable and deferred taxes resulting from net operating loss carry forwards and temporary differences between the financial statement and tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is not more likely than not that a tax benefit will be realized.

The difference between the actual income tax benefit and that computed by applying average standard tax rate to pre-tax loss from continuing operations is summarized below:

	For the Years Ended December 31,
	2020		2019		2018
Loss before income taxes	$(30,508)	%	$(30,333)	%	$(32,601)	%
Expected tax benefit	(5,797)	(19.0)%	(5,763)	(19.0)%	(6,087)	(18.7)%
Costs included in R&D tax credit	2,255	7.4%	4,070	13.4%	-	0.0%
Non-taxable income	(846)	(2.8)%	(1,299)	(4.3)%	-	0.0%
Foreign tax differential	(248)	(0.8)%	69	0.2%	4	0.0%
Change in valuation allowance	4,504	14.8%	3,111	10.3%	6,057	18.6%
Other	119	0.4%	(188)	(0.6)%	26	(0.1)%
Income tax benefit	$(13)	0%	$-	0%	$-	0%

	Years Ended December 31,
	2020	2019	2018
Current tax expense	$2	$-	$-
Deferred tax benefit	(15)	-	-
Income tax benefit	$(13)	$-	$-

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets and liabilities are presented below:

	December 31,
	2020	2019
Deferred tax assets/(liabilities):
Net operating tax loss carry forwards	$17,025	$10,847
Property and equipment, net	(179)	(247)
Right of use assets	(90)	(99)
Intangible assets	(1,166)	(1,006)
Stock-based compensation expense	319	218
Operating lease liabilities	103	102
Valuation allowance	(16,030)	(9,846)
Net deferred tax liability	$(18)	$(31)

For each of the years ended December 31, 2020 and 2019 the Company did not have unrecognized tax benefits, and therefore no interest or penalties related to unrecognized tax benefits were accrued. Management does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company mainly files income tax returns in the UK with other returns in Spain and Ireland. The Company is not subject to U.S. federal income tax examination by tax authorities. The UK tax returns for the Company’s UK subsidiaries are typically open to enquiry for up to two years after the year end though the UK tax authorities have the power to re-open closed periods in certain circumstances.

As of December 31, 2020, the Company has net operating losses (NOLs) of approximately $83,852, $1,007 and $6,124 in the UK, Spain and Ireland respectively. NOLs may be carried forward indefinitely.

Research and development tax credits

For companies with research and development expenses, the UK government provides a notifiable state aid in the form of an enhanced research and development deduction to Corporation tax, The Company has elected to take the enhanced deduction as a cash payment rather than carry the costs as a deduction against future taxable income. The Irish government has a similar program for qualifying research and development expenses. Under the Irish program, the Company is entitled to receive a rebate up to a maximum of the employment taxes paid, which is reimbursed over a period of three years from the balance sheet date. Research and development tax credit receivables consisted of the following:

	December 31,
	2020	2019
UK research and development tax credits	$4,315	$6,565
Irish research and development tax credits	453	373
Translation differences	273	358
Total	5,041	7,296
Less: current portion	(4,799)	(7,049)
Research and development tax credits receivable, net	$242	$247

For the years ended December 31, 2020 and 2019, the Company has recorded other income of $4,457 and $6,840, respectively for the research and development tax credits.